CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income (loss) for the year	$ 145,960,870	$ 59,410,273	$ (3,929,946)
Other comprehensive (loss) income not to be reclassified to income in subsequent periods
Remeasurement of losses from long-term employee benefits	(1,155,337)	(731,366)	2,351
Income tax related to remeasurement of losses from long-term employee benefits	404,368	255,977	(819)
Total other comprehensive (loss) income not to be reclassified to income in subsequent periods	(750,969)	(475,389)	1,532
Total other comprehensive (loss) income for the year	(750,969)	(475,389)	1,532
Total comprehensive income (loss) for the year	145,209,901	58,934,884	(3,928,414)
Attributable to:
- Equity holders of the parent	147,292,876	58,818,156	(4,499,912)
- Non-controlling interests	(2,082,975)	116,728	571,498
Total comprehensive income loss attributable for the year	$ 145,209,901	$ 58,934,884	$ (3,928,414)